Expenses by nature	12 Months Ended
Dec. 31, 2020
Expenses by nature [abstract]
Expenses by nature
15	Expenses by nature

Mining costs include mine production costs, milling and transport costs, royalty expenses, site administration costs but not the primary mine development costs which are capitalized and depreciated over the specific useful life or reserves related to that development and ore included in depreciation and amortization. The mining costs for the years ended December 31, 2020 and 2019 relate to the Yauricocha, Bolivar and Cusi Mines.

(a)	Mining costs

	Year ended December 31,
	2020	2019
	$	$
Employee compensation and benefits	26,472	28,986
Third party and contractors costs	52,616	60,905
Depreciation	41,654	36,084
Consumables	30,850	39,515
Changes in inventory and other costs	13,711	5,786
	165,303	171,276

(b)	General and administrative expenses

	2020	2019
	$	$
Salaries and benefits	10,835	9,763
Consulting and professional fees	2,922	2,705
Office expenses	2,182	1,539
Marketing and communication expenses	815	807
Share-based compensation expense	668	1,174
Listing and filing fees	257	318
Director expenses	1,307	1,282
Travelling expense	237	596
Other	1,047	1,331
	20,270	19,515